RESTRICTED CASH (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
RESTRICTED CASH [Abstract]
Cash pledged as collateral to financial institutions	$ 54,690	331,075	437,875